Description of business and significant accounting policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Apr. 02, 2019
Advertising costs	$ 30	$ 103	$ 21
Research and development costs	229	213	175
Contract liabilities	317	12
Right-of-use assets				$ 407
Lease liabilities				$ 407
Refund liability	$ 29	$ 69	$ 0
Plant and machinery
Useful Life of Assets	10 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Useful Life of Assets	5 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Useful Life of Assets	10 years
Motor vehicles
Useful Life of Assets	5 years